Note 10 - Income taxes (Detail) - Deferred Tax Assets And Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 20,147,348	$ 18,458,402
Net operating loss carryforwards - foreign	148,674	109,327
Excess of tax basis over book value of property and equipment	42,946	63,785
Excess of tax basis over book value of intangible assets	431,513	427,484
Stock-based compensation	3,097,308	2,572,287
Accrued employee compensation	352,032	235,109
Captialized equity costs	75,471	75,471
Inventory reserve	36,811	48,905
	24,332,103	21,990,770
Valuation allowance	(24,332,103)	(21,990,770)
Net deferred tax assets	$ 0	$ 0